Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 100.3%
Automobiles - 1.7%
Tesla, Inc. (A)	376,145	$ 98,410,816
Beverages - 1.8%
Brown-Forman Corp., Class B	786,962	38,718,530
Constellation Brands, Inc., Class A	121,005	31,181,778
Monster Beverage Corp. (A)	717,850	37,450,235
		107,350,543
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc. (A)	105,609	49,116,634
Broadline Retail - 5.1%
Amazon.com, Inc. (A)	1,594,300	297,065,919
Building Products - 0.8%
Builders FirstSource, Inc. (A)	248,850	48,242,061
Capital Markets - 2.7%
Ares Management Corp., Class A	299,676	46,701,508
KKR & Co., Inc.	309,020	40,351,832
Morgan Stanley	243,304	25,362,009
S&P Global, Inc.	93,554	48,331,867
		160,747,216
Chemicals - 1.1%
Sherwin-Williams Co.	165,987	63,352,258
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	145,780	55,953,279
Consumer Finance - 0.9%
American Express Co.	195,549	53,032,889
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp., Class A	505,439	32,934,405
CDW Corp.	269,458	60,978,345
Coherent Corp. (A)	439,249	39,053,629
		132,966,379
Entertainment - 3.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	500,893	38,784,145
Live Nation Entertainment, Inc. (A)	568,061	62,196,999
Netflix, Inc. (A)	169,518	120,234,032
		221,215,176
Financial Services - 2.8%
Mastercard, Inc., Class A	337,411	166,613,552
Ground Transportation - 1.6%
Uber Technologies, Inc. (A)	1,234,149	92,758,639
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (A)	576,877	48,342,293
Edwards Lifesciences Corp. (A)	503,746	33,242,198
		81,584,491
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	105,978	61,963,217
	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 1.1%
Veeva Systems, Inc., Class A (A)	310,299	$ 65,122,451
Hotels, Restaurants & Leisure - 4.0%
Airbnb, Inc., Class A (A)	275,718	34,963,799
Chipotle Mexican Grill, Inc. (A)	1,475,614	85,024,879
DoorDash, Inc., Class A (A)	415,396	59,289,471
DraftKings, Inc., Class A (A)	787,062	30,852,830
Viking Holdings Ltd. (A)	650,158	22,684,013
		232,814,992
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	156,591	18,562,297
Industrial REITs - 0.5%
Lineage, Inc.	341,579	26,772,962
Insurance - 0.7%
Arch Capital Group Ltd. (A)	384,210	42,985,415
Interactive Media & Services - 10.1%
Alphabet, Inc., Class A	1,630,035	270,341,305
Meta Platforms, Inc., Class A	516,122	295,448,878
Pinterest, Inc., Class A (A)	856,107	27,712,183
		593,502,366
IT Services - 1.6%
Gartner, Inc. (A)	114,473	58,010,338
MongoDB, Inc. (A)	140,052	37,863,058
		95,873,396
Machinery - 1.7%
Ingersoll Rand, Inc.	591,668	58,078,131
Nordson Corp.	152,727	40,110,692
		98,188,823
Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy, Inc.	124,794	21,514,486
Personal Care Products - 0.9%
Estee Lauder Cos., Inc., Class A	529,781	52,813,868
Pharmaceuticals - 4.9%
Eli Lilly & Co.	223,829	198,299,064
Merck & Co., Inc.	767,751	87,185,804
		285,484,868
Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices, Inc. (A)	248,261	40,734,665
Broadcom, Inc.	1,444,001	249,090,172
KLA Corp.	106,358	82,364,699
NVIDIA Corp.	4,213,190	511,649,794
QUALCOMM, Inc.	444,287	75,551,004
Texas Instruments, Inc.	171,037	35,331,113
		994,721,447
Software - 16.7%
Adobe, Inc. (A)	149,424	77,368,759
Cadence Design Systems, Inc. (A)	197,578	53,549,565
HubSpot, Inc. (A)	38,279	20,349,117
Intuit, Inc.	125,895	78,180,795
Transamerica Series Trust

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	1,024,302	$ 440,757,151
Palo Alto Networks, Inc. (A)	117,666	40,218,239
PTC, Inc. (A)	246,014	44,444,889
Salesforce, Inc.	308,062	84,319,650
ServiceNow, Inc. (A)	101,776	91,027,436
Workday, Inc., Class A (A)	197,642	48,305,681
		978,521,282
Specialized REITs - 0.8%
Equinix, Inc.	55,674	49,417,913
Specialty Retail - 1.3%
O'Reilly Automotive, Inc. (A)	64,829	74,657,076
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	2,229,725	519,525,925
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	419,831	37,113,060
Total Common Stocks (Cost $4,160,082,416)		5,877,965,696

Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp.,
2.10% (B), dated 09/30/2024, to be
repurchased at $6,544,301 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 4.88%, due 04/30/2026, and
with a value of $6,674,944.
$ 6,543,920	$ 6,543,920
Total Repurchase Agreement (Cost $6,543,920)	6,543,920
Total Investments (Cost $4,166,626,336)	5,884,509,616
Net Other Assets (Liabilities) - (0.4)%	(22,384,033)
Net Assets - 100.0%	$ 5,862,125,583
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,877,965,696	$—	$—	$5,877,965,696
Repurchase Agreement	—	6,543,920	—	6,543,920
Total Investments	$5,877,965,696	$6,543,920	$—	$5,884,509,616
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica WMC US Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust